(Loss)/earnings per share - Computation of basic and dilutive (loss)/earnings from continued operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
(Loss)/earnings per share
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	$ (520,182)	$ 432,200
Weighted average number of ordinary shares outstanding during the period	9,964,344	9,964,344
Weighted average number of ordinary shares outstanding during the period adjusted for the effect of dilution	9,964,344	10,218,200
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ (0.05)	$ 0.04
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	(0.05)	0.04
Profit / (Loss) per share attributable to equity holders of the Parent Company - basic	(0.05)	0.04
Profit/(loss) per share attributable to equity holders of the Parent Company - Diluted	$ (0.05)	$ 0.04